Award Timing Disclosure	12 Months Ended
Mar. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

During fiscal year 2024, the Company did not award stock options within four business days before or one business day after the release of a Form 10-Q, 10-K, or 8-K that discloses material nonpublic information. The Company has no specific policy on the timing of awards of such instruments in relation to the release of a Form 10-Q, 10-K, or 8-K that discloses material nonpublic information.